CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	74.50%
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.50%	96.70%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.60%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.50%
Revenue Benchmark [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.90%
Accounts Receivable [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	48.40%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.70%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.70%